CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) - USD ($) $ in Millions		6 Months Ended
		Jun. 30, 2018	Jun. 30, 2017
Operating activities:
Net income	[1]	$ 610	$ 282	[2],[3]
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization expense, net of assets under operating leases and assets sold under buy-back commitments		364	354	[2]
Depreciation and amortization expense of assets under operating leases and assets sold under buy-back commitments		323	280	[2]
Loss on disposal of assets	[2]		1
Loss on repurchase/early redemption of notes	[2]		17
Undistributed income (loss) of unconsolidated subsidiaries		4	(10)	[2]
Other non-cash items		110	78	[2]
Changes in operating assets and liabilities:
Provisions		(56)	32	[2]
Deferred income taxes		(78)	(86)	[2]
Trade and financing receivables related to sales, net		(229)	(291)	[2]
Inventories, net		(765)	(660)	[2]
Trade payables		586	617	[2]
Other assets and liabilities		(142)	30	[2]
Net cash provided by operating activities		727	644	[2]
Investing activities:
Additions to retail receivables		(1,999)	(1,806)	[2]
Collections of retail receivables		2,151	2,190	[2]
Proceeds from the sale of assets, net of assets under operating leases and assets sold under buy-back commitments		1	2	[2]
Expenditures for property, plant and equipment and intangible assets, net of assets under operating leases and assets sold under buy-back commitments		(161)	(165)	[2]
Expenditures for assets under operating leases and assets sold under buy-back commitments		(591)	(850)	[2]
Other		209	(16)	[2]
Net cash used in investing activities		(390)	(645)	[2]
Financing activities:
Proceeds from long-term debt		7,258	7,395	[2]
Payments of long-term debt		(8,847)	(8,104)	[2]
Net increase (decrease) in other financial liabilities		865	90	[2]
Dividends paid		(238)	(165)	[2]
Other		(134)	(5)	[2]
Net cash used in financing activities		(1,096)	(789)	[2]
Effect of foreign exchange rate changes on cash and cash equivalents and restricted cash		(224)	227	[2]
Decrease in cash and cash equivalents and restricted cash		(983)	(563)	[2]
Cash and cash equivalents and restricted cash, beginning of year		6,200	5,854	[2]
Cash and cash equivalents and restricted cash, end of period		$ 5,217	$ 5,291	[2]

[1]	For Industrial Activities, net income net of “Results from intersegment investments”. This item includes the pre-tax gain of $20 million as a result of the amortization over approximately 4.5 years of the $527 million positive impact from the modification of certain healthcare benefits in the U.S.
[2]	2017 figures have been recast following the retrospective adoption on January 1, 2018, of the updated accounting standards for revenue recognition (ASC 606) and cash flow presentation (ASU 2016-18).
[3]	2017 figures have been recast following the retrospective adoption on January 1, 2018, of the updated accounting standards for revenue recognition (ASC 606) and retirement benefits accounting (ASU 2017-07).